Loan Receivables - Schedule of Loan Receivables (Details) - USD ($)	Dec. 31, 2025		Dec. 31, 2024		Sep. 26, 2024
Schedule of Loan Receivables [Line Items]
Total Loan receivables	$ 5,017,404		$ 1,022,107
Lending – Non-Interest-Bearing [Member]
Schedule of Loan Receivables [Line Items]
Total Loan receivables	$ 5,017,404	[1]	$ 1,022,107	[1]	$ 1,022,107

[1]	On September 26, 2024, the Company entered into a 12-months term loan with third parties for the amounts of $1,022,107 with no interest.